Bank and Other Borrowings and Bank Overdrafts - Schedule of Bank and Other Borrowings (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Bank and Other Borrowings and Bank Overdrafts [Abstract]
Bank overdrafts	$ 201,671